Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2012-1

Class A-1 0.44685 % Asset Backed Notes

Class A-2 0.91 % Asset Backed Notes

Class A-3 1.23% Asset Backed Notes

Class B 1.73 % Asset Backed Notes

Class C 2.67 % Asset Backed Notes

Class D 4.72 % Asset Backed Notes

Class E 5.94 % Asset Backed Notes

Servicer’s Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2012-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of February 2, 2012. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	02/03/2012
Monthly Period Ending:	02/29/2012
Prev. Distribution/Close Date:	02/08/2012
Distribution Date:	03/08/2012
Days of Interest for Period:	29
Days in Collection Period:	27
Months Seasoned:	1

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	63,975	02/03/2012	02/08/2012	$1,061,014,995

Total	63,975			$1,061,014,995

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance			{1}	$1,061,014,995

	Monthly Principal Amounts
	{2}	Collections on Receivables outstanding at end of period	{2}	26,379,152

	{3}	Collections on Receivables paid off during period	{3}	5,617,937

	{4}	Receivables becoming Liquidated Receivables during period	{4}	281,107

	{5}	Receivables becoming Purchased Receivables during period	{5}	0

	{6}	Other Receivables adjustments	{6}	148,328

	{7}	Less amounts allocable to Interest	{7}	(11,251,235)

	{8}	Total Monthly Principal Amounts		{8}	21,175,289

{9}	End of period Aggregate Principal Balance			{9}	$1,039,839,706

{10}	Pool Factor			{10}	98.0042422%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:		Class A-1	Class A-2	Class A-3	Class B
{11}	Original Note Balance	{11}	$204,900,000	$366,700,000	$137,159,000	$76,923,000

{12}	Beginning of period Note Balance	{12}	$204,900,000	$366,700,000	$137,159,000	$76,923,000

{13}	Noteholders' Principal Distributable Amount	{13}	21,175,289	0	0	0
{14}	Noteholders' Accelerated Principal Amount	{14}	7,830,732	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$175,893,979	$366,700,000	$137,159,000	$76,923,000

{18}	Note Pool Factors	{18}	85.8438160%	100.0000000%	100.0000000%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$95,492,000	$93,900,000	$24,926,000	$1,000,000,000

{19}	Beginning of period Note Balance	{19}	$95,492,000	$93,900,000	$24,926,000	$1,000,000,000

{20}	Noteholders' Principal Distributable Amount	{20}	0	0	0	21,175,289
{21}	Noteholders' Accelerated Principal Amount	{21}	0	0	0	7,830,732
{22}	Aggregate Principal Parity Amount	{22}	0	0	0	0
{23}	Matured Principal Shortfall	{23}				0

{24}	End of period Note Balance	{24}	$95,492,000	$93,900,000	$24,926,000	$970,993,979

{25}	Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%	97.0993979%

III.	CALCULATION OF STEP-DOWN AMOUNT:
{26}	Ending Pool Balance							{26}		$1,039,839,706

{27}	14.75 % of Ending Aggregate Principal Balance							{27}	153,376,357

{28}	Less Specified Reserve Balance							{28}	(21,220,300)

{29}	Sum of {27} and {28}							{29}	132,156,057

{30}	Required Pro Forma Note Balance {26}—{29}							{30}		907,683,649

{31}	Beginning Note Balance							{31}	1,000,000,000

{32}	Total Monthly Principal Amount							{32}	(21,175,289)

{33}	Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		978,824,711

{34}	Excess of Required Pro-forma over Pro-forma Balance							{34}		0

{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($5,305,075)							{35}		0

{36}	Step-Down Amount Lesser of {34} or {35}							{36}			$0

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37}	Total Monthly Principal Amounts								{37}	$21,175,289

{38}	Step-down Amount								{38}	0

{39}	Principal Distributable Amount								{39}		$21,175,289

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:
	Class		Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis		Calculated Interest
{40}	Class A—1		$204,900,000	0	0.44685%	29	Actual days/360		$73,756
{41}	Class A—2		$366,700,000	0	0.9100%	30	30/360		278,081
{42}	Class A—3		$137,159,000	0	1.2300%	30	30/360		140,588
{43}	Class B		$76,923,000	0	1.7300%	30	30/360		110,897
{44}	Class C		$95,492,000	0	2.6700%	30	30/360		212,470
{45}	Class D		$93,900,000	0	4.7200%	30	30/360		369,340
{46}	Class E		$24,926,000	0	5.9400%	30	30/360		123,384
VI.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{47}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{47}	$31,975,778

	{48}	Liquidation Proceeds collected during period							{48}	118,010

	{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account							{49}	0

	{50}	Investment Earnings—Collection Account							{50}	712

	{51}	From Reserve Account—Investment Earnings, Reserve Account Withdrawal, Excess of Specified Reserve over Note Balance							{51}	798

	{52}	Collection of Supplemental Servicing—Extension Fees							{52}	21,311

	{53}	Collection of Supplemental Servicing—Repo and Recovery Fees Advanced							{53}	14,731

	{54}	Collection of Supplemental Servicing—Late Fees, Prepayment Penalty Fees & Force Placed Insurance							{54}	170,049

	{55}	Total Available Funds							{55}		32,301,389

	Distributions:
	{56}	Base Servicing Fee							{56}	1,790,463

	{57}	Repo and Recovery Fees—reimbursed to Servicer							{57}	14,731

	{58}	Bank Service Charges—reimbursed to Servicer							{58}	242

	{59}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance—to Servicer							{59}	170,049

	{60}	Agent fees							{60}	416

	{61}	Backup Servicing Fees							{61}	10,743

	{62}	Owner Trustee Fee							{62}	208

	{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu							{63}	73,756

	{64}	Class A-2 Noteholders’ Interest Distributable Amount pari passu							{64}	278,081

	{65}	Class A-3 Noteholders’ Interest Distributable Amount pari passu							{65}	140,588

	{66}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{66}	0

	{67}	Class B Noteholders’ Interest Distributable Amount							{67}	110,897

	{68}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{68}	0

	{69}	Class C Noteholders’ Interest Distributable Amount							{69}	212,470

	{70}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{70}	0

	{71}	Class D Noteholders’ Interest Distributable Amount							{71}	369,340

	{72}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{72}	0

	{73}	Class E Noteholders’ Interest Distributable Amount							{73}	123,384

	{74}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{74}	0

	{75}	Noteholders’ Principal Distributable Amount							{75}	21,175,289

	{76}	To the Reserve Account, the Reserve Account Deposit							{76}	0

	{77}	To the Noteholders, the Accelerated Principal Amount (as calculated below)							{77}	7,830,732

	{78}	Additional fees (Indenture Trustee, Owner Trustee, Trust Collateral Agent, Backup Servicer, Lockbox Bank, Lockbox Processor)							{78}	0

	{79}	To the Certificateholders, the aggregate amount remaining							{79}	0

	{80}	Total Distributions							{80}		$32,301,389

VlI.	CALCULATION OF PRINCIPAL PARITY AMOUNT:
	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X)—(Y)		(II) Available Funds in Waterfall	Lesser of (I) or (II)
{81}	Class A	$708,759,000	$1,039,839,706	$0		$29,822,112	$0
{82}	Class B	785,682,000	1,039,839,706	0		29,711,215	0
{83}	Class C	881,174,000	1,039,839,706	0		29,498,745	0
{84}	Class D	975,074,000	1,039,839,706	0		29,129,405	0
{85}	Class E	1,000,000,000	1,039,839,706	0		29,006,021	0

{86}	Total

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{87}	Excess Available Funds		{87}	$7,830,732

{88}	Pro-Forma Note Balance (Calculated after Step-Down)		{88}	978,824,711

{89}	Required Pro Forma Note Balance		{89}	907,683,649

{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance		{90}	71,141,062

{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance		{91}		$7,830,732

IX.	RECONCILIATION OF RESERVE ACCOUNT:

					Current
{92}	Specified Reserve Balance				$21,220,300
{93}	Beginning of period Reserve Account balance		{93}		$21,220,300

{94}	The Reserve Account Deposit, from Collection Account		{94}	0

{95}	Investment Earnings		{95}	798

{96}	Investment Earnings—transferred to Collection Account Available Funds		{96}	(798)

{97}	Reserve Account Withdrawal Amount		{97}	0

{98}	End of period Reserve Account balance		{98}		$21,220,300

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:
{99}	Aggregate Principal Balance		{99}	$1,039,839,706

{100}	End of Period Note Balance		{100}	970,993,979

{101}	Overcollateralization		{101}	68,845,727

{102}	Overcollateralization %		{102}		6.62%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

				Cumulative	Monthly
{103}	Original Number of Receivables		{103}	63,975

{104}	Beginning of period number of Receivables		{104}	0	63,975
{105}	Number of Receivables becoming Liquidated Receivables during period		{105}	17	17
{106}	Number of Receivables becoming Purchased Receivables during period		{106}	0	0
{107}	Number of Receivables paid off during period		{107}	801	801
{108}	End of period number of Receivables		{108}	63,157	63,157

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables	{109}	14.68%	14.68%	14.67%
{110}	Weighted Average Remaining Term of the Receivables	{110}	63.00	63.00	61.81
{111}	Weighted Average Original Term of Receivables	{111}	70.00	70.00	70.00
{112}	Average Receivable Balance	{112}	$16,585	$16,585	$16,464
{113}	Net Losses in Period	{113}	$0	$0	$163,097
{114}	Aggregate Realized Losses	{114}	$0	$0	$163,097
{115}	Aggregate Realized Loss Percentage	{115}		0.000%	0.015%
{116}	ABS Prepay Speed	{116}		0.0000	0.8855

XIII.	DELINQUENCY:

			Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days	{117}	1,234	$14,409,361	1.36%
	{118} 61-90 days	{118}	3	24,822	0.00%
	{119} over 90 days	{119}	2	30,023	0.00%

	{120} Total	{120}	1,239	$14,464,206	1.36%

XIV.	EXTENSIONS
	{121} Principal Balance of Receivables extended during current period	{121}		$1,844,427

	{122} Beginning of Period Aggregate Principal Balance	{122}		1,061,014,995

	{123} Extension Rate {121} divided by {122}	{123}			0.17%

By:	/s/James Fehleison
Name:	James Fehleison
Title:	Executive Vice President, Accounting Corporate Controller
Date:	March 2, 2012